Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

	ROCKLAND TRUST COMPANY
	EMPLOYEE SAVINGS, PROFIT SHARING AND STOCK OWNERSHIP PLAN
	Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
	Plan No:002
	E.I.N: 04-1782600
	December 31, 2025
	Identity of Issue, Borrower, or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Current Value

	Janus Henderson Balanced Fund - Class N	Mutual Fund	$63,957,004
	T. Rowe Price Growth Stock Fund - Class I	Mutual Fund	56,517,974
	iShares S&P 500 Index Fund - Class K	Mutual Fund	51,494,136
	Vanguard Value Index Fund - Institutional Class	Mutual Fund	21,034,220
	American Funds 2035 Target Date Retirement Fund - Class R6	Mutual Fund	19,973,376
	American Funds 2030 Target Date Retirement Fund - Class R6	Mutual Fund	17,699,865
	iShares MSCI EAFE International Index Fund - Class K	Mutual Fund	14,454,845
	American Funds 2045 Target Date Retirement Fund - Class R6	Mutual Fund	12,218,789
	Federated Hermes Total Return Bond Fund - Class R6	Mutual Fund	11,845,268
	American Funds 2040 Target Date Retirement Fund - Class R6	Mutual Fund	11,006,359
	American Funds 2050 Target Date Retirement Fund - Class R6	Mutual Fund	10,873,519
	Neuberger Berman Genesis Fund - Class R6	Mutual Fund	9,450,948
	John Hancock Disciplined Value Mid Cap Fund - Class R6	Mutual Fund	8,863,719
	American Funds 2055 Target Date Retirement Fund - Class R6	Mutual Fund	8,384,797
	DWS Global Income Builder Fund - Class R6	Mutual Fund	6,480,948
	DFA Emerging Market Core Equity 2 Portfolio - Institutional Class	Mutual Fund	5,375,661
	American Funds 2025 Target Date Retirement Fund - Class R6	Mutual Fund	4,726,544
	American Funds 2060 Target Date Retirement Fund - Class R6	Mutual Fund	4,131,574
	DFA Commodity Strategy Portfolio - Institutional Class	Mutual Fund	3,784,350
	American Century Global Real Estate Fund - Class R6	Mutual Fund	3,752,120
	Loomis Sayles Global Bond Fund - N	Mutual Fund	3,238,894
	American Funds 2020 Target Date Retirement Fund - Class R6	Mutual Fund	2,864,692
	DWS Short Duration Fund - Class R6	Mutual Fund	2,744,607
	T. Rowe Price Floating Rate Fund - Class I	Mutual Fund	2,412,735
	MFS Global High Yield Fund - Class R6	Mutual Fund	2,393,010
	American Funds 2065 Target Date Retirement Fund - Class R6	Mutual Fund	2,384,673
	T. Rowe Price Inflation Protected Bond Fund - Class I	Mutual Fund	1,897,734
	American Funds 2010 Target Date Retirement Fund - Class R6	Mutual Fund	615,198
	American Funds 2015 Target Date Retirement Fund - Class R6	Mutual Fund	499,679
	Lazard Global Listed Infrastructure Portfolio - Class I	Mutual Fund	401,688
		Total Mutual Funds	$365,478,926

	Putnam Stable Value Fund	Collective Investment Trust	$13,371,452

*	Independent Bank Corp.	Common Stock	$19,961,275

	ROCKLAND TRUST COMPANY
	EMPLOYEE SAVINGS, PROFIT SHARING AND STOCK OWNERSHIP PLAN
	Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
	Plan No:002
	E.I.N: 04-1782600
	December 31, 2025
	Identity of Issue, Borrower, or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Current Value

	Self-directed brokerage		$840,104

*	Loans to Participants	Interest rates 3.25% to 10.50%	$7,025,006
			$406,676,763
	*Represents a party-in-interest